Cover	Apr. 10, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 10, 2023
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	GROVE COLLABORATIVE HOLDINGS, INC.
Entity File Number	001-40263
Entity Tax Identification Number	88-2840659
Entity Address, Address Line One	1301 Sansome Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	800
Local Phone Number	231-8527
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001841761
Amendment Flag	false
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	GROV
Security Exchange Name	NYSE
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	GROV.WS
Security Exchange Name	NYSE